INCOME TAX EXPENSE (Details) - USD ($)		12 Months Ended			84 Months Ended
	Jan. 01, 2008	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2021
PRC
Income tax rate (as a percent)	25.00%
PRC | TASE
Preferential tax rate (as a percent)	15.00%
Effective period of TASE certificate (in years)	3 years
PRC | TASE | Adagene (Suzhou) Limited
Preferential tax rate (as a percent)					15.00%
Hong Kong
Income tax rate (as a percent)			16.50%	16.50%
Withholding tax		$ 0
Hong Kong | Adagene (Hong Kong) Limited
Assessable profits or earnings			$ 0	$ 0
Provision for income taxes			0	0
Australia
Income tax rate (as a percent)		30.00%
Australia | Adagene Australia PTY Ltd.
Taxable Income		$ 0	0	0
Provision for income taxes		$ 0	0	0
United States
State income tax rate (as a percent)		21.00%
United States | Adagene Incorporated
Taxable Income		$ 0	0	0
Provision for income taxes		$ 0	$ 0	$ 0
California
State income tax rate (as a percent)		8.84%